UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Strategic Dividend & Income® Fund

August 31, 2018

SDI-QTLY-1018
1.806764.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 10.5%
	Principal Amount	Value
Convertible Bonds - 7.3%
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.0%
Tesla, Inc. 2.375% 3/15/22	$1,220,000	$1,354,293
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Corp. 5% 10/1/24	3,195,000	5,209,767
Internet & Direct Marketing Retail - 0.2%
Liberty Expedia Holdings, Inc. 1% 6/30/47 (a)	2,870,000	2,878,426
The Booking Holdings, Inc.:
0.35% 6/15/20	2,735,000	4,068,124
0.9% 9/15/21	3,010,000	3,506,954
		10,453,504
Media - 0.9%
DISH Network Corp. 3.375% 8/15/26	9,033,000	8,496,467
Gannett Co., Inc. 4.75% 4/15/24 (a)	700,000	735,557
GCI Liberty, Inc. 1.75% 9/30/46 (a)	3,150,000	3,292,172
Liberty Media Corp.:
1% 1/30/23	4,580,000	5,353,150
1.375% 10/15/23	10,051,000	12,738,637
2.125% 3/31/48 (a)	1,890,000	1,919,824
2.25% 9/30/46	1,400,000	773,268
Live Nation Entertainment, Inc.:
2.5% 5/15/19	3,790,000	5,500,749
2.5% 3/15/23 (a)	1,750,000	1,812,333
		40,622,157
TOTAL CONSUMER DISCRETIONARY		57,639,721
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
Vector Group Ltd. 2.5% 1/15/19 (b)	1,003,000	1,108,451
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Ensco Jersey Finance Ltd. 3% 1/31/24	5,660,000	5,185,975
Oil States International, Inc. 1.5% 2/15/23 (a)	800,000	853,720
		6,039,695
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp. 5.5% 9/15/26	3,945,000	3,818,500
Oasis Petroleum, Inc. 2.625% 9/15/23	1,390,000	1,827,270
Scorpio Tankers, Inc.:
2.375% 7/1/19 (a)	1,070,000	1,029,096
3% 5/15/22	8,140,000	6,951,454
Ship Finance International Ltd. 4.875% 5/1/23	1,400,000	1,405,254
SM Energy Co. 1.5% 7/1/21	1,680,000	1,786,495
Teekay Corp. 5% 1/15/23 (a)	1,030,000	933,493
		17,751,562
TOTAL ENERGY		23,791,257
FINANCIALS - 0.1%
Banks - 0.0%
Hope Bancorp, Inc. 2% 5/15/38 (a)	660,000	636,834
Diversified Financial Services - 0.1%
IAC Financeco, Inc. 0.875% 10/1/22 (a)	2,680,000	3,696,926
Insurance - 0.0%
AXA SA 7.25% 5/15/21 (a)	1,400,000	1,576,448
Thrifts & Mortgage Finance - 0.0%
Lendingtree, Inc. 0.625% 6/1/22	400,000	541,582
TOTAL FINANCIALS		6,451,790
HEALTH CARE - 1.1%
Biotechnology - 0.5%
Acorda Therapeutics, Inc. 1.75% 6/15/21	1,700,000	1,653,250
Alder Biopharmaceuticals, Inc. 2.5% 2/1/25	1,000,000	1,128,000
Amicus Therapeutics, Inc. 3% 12/15/23 (a)	350,000	812,248
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	1,750,000	1,856,467
1.5% 10/15/20	2,030,000	2,469,499
Clovis Oncology, Inc. 2.5% 9/15/21	1,093,000	1,076,059
Exact Sciences Corp. 1% 1/15/25	1,600,000	1,903,832
Flexion Therapeutics, Inc. 3.375% 5/1/24	1,840,000	2,066,197
Ironwood Pharmaceuticals, Inc. 2.25% 6/15/22	500,000	672,524
Ligand Pharmaceuticals, Inc. 0.75% 5/15/23 (a)	1,985,000	2,333,368
Neurocrine Biosciences, Inc. 2.25% 5/15/24	1,365,000	2,341,207
Novavax, Inc. 3.75% 2/1/23	700,000	420,767
Sarepta Therapeutics, Inc. 1.5% 11/15/24 (a)	1,500,000	3,027,188
TESARO, Inc. 3% 10/1/21	500,000	589,329
		22,349,935
Health Care Equipment & Supplies - 0.1%
DexCom, Inc. 0.75% 5/15/22	2,000,000	3,080,682
Insulet Corp. 1.375% 11/15/24 (a)	1,780,000	2,240,130
NuVasive, Inc. 2.25% 3/15/21	950,000	1,190,133
		6,510,945
Health Care Providers & Services - 0.1%
WellPoint, Inc. 2.75% 10/15/42	695,000	2,522,358
Health Care Technology - 0.0%
Teladoc Health, Inc. 1.375% 5/15/25 (a)	700,000	1,102,500
Life Sciences Tools & Services - 0.1%
Accelerate Diagnostics, Inc. 2.5% 3/15/23 (a)	600,000	591,375
Illumina, Inc.:
0% 8/15/23 (a)	1,089,000	1,209,055
0.5% 6/15/21	2,500,000	3,674,705
		5,475,135
Pharmaceuticals - 0.3%
ANI Pharmaceuticals, Inc. 3% 12/1/19	2,190,000	2,344,590
Dermira, Inc. 3% 5/15/22	1,530,000	1,257,660
Isis Pharmaceuticals, Inc. 1% 11/15/21 (a)	1,850,000	1,870,813
Jazz Investments I Ltd.:
1.5% 8/15/24	1,410,000	1,453,648
1.875% 8/15/21	2,820,000	3,021,638
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23 (a)	920,000	955,261
Theravance Biopharma, Inc. 3.25% 11/1/23	1,200,000	1,328,549
		12,232,159
TOTAL HEALTH CARE		50,193,032
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	840,000	1,229,055
Building Products - 0.0%
Patrick Industries, Inc. 1% 2/1/23 (a)	950,000	927,273
Construction & Engineering - 0.1%
Dycom Industries, Inc. 0.75% 9/15/21	2,150,000	2,377,805
Electrical Equipment - 0.1%
SolarCity Corp. 1.625% 11/1/19	5,275,000	4,818,153
Machinery - 0.1%
Chart Industries, Inc. 1% 11/15/24 (a)	1,040,000	1,444,326
Greenbrier Companies, Inc. 2.875% 2/1/24	1,390,000	1,634,746
Meritor, Inc. 3.25% 10/15/37 (a)	610,000	602,227
Navistar International Corp. New 4.75% 4/15/19	2,150,000	2,229,956
		5,911,255
Professional Services - 0.0%
FTI Consulting, Inc. 2% 8/15/23 (a)	900,000	897,840
Trading Companies & Distributors - 0.0%
Kaman Corp. 3.25% 5/1/24	700,000	808,504
TOTAL INDUSTRIALS		16,969,885
INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.3%
CalAmp Corp. 2% 8/1/25 (a)	500,000	498,301
InterDigital, Inc. 1.5% 3/1/20	2,095,000	2,536,704
Liberty Interactive LLC 1.75% 9/30/46 (a)	2,850,000	3,146,095
Lumentum Holdings, Inc. 0.25% 3/15/24	830,000	1,087,026
Palo Alto Networks, Inc. 0.75% 7/1/23 (a)	4,270,000	4,489,888
		11,758,014
Internet Software & Services - 1.0%
Akamai Technologies, Inc.:
0% 2/15/19	1,360,000	1,353,200
0.125% 5/1/25 (a)	2,350,000	2,353,537
Carbonite, Inc. 2.5% 4/1/22	1,230,000	2,086,477
Coupa Software, Inc. 0.375% 1/15/23 (a)	1,630,000	2,742,534
Etsy, Inc. 0% 3/1/23 (a)	900,000	1,312,900
Gogo, Inc. 3.75% 3/1/20	890,000	797,663
j2 Global, Inc. 3.25% 6/15/29	770,000	999,521
MercadoLibre, Inc. 2% 8/15/28 (a)	3,050,000	3,043,900
MongoDB, Inc. 0.75% 6/15/24 (a)	500,000	602,969
New Relic, Inc. 0.5% 5/1/23 (a)	1,000,000	1,117,500
Nutanix, Inc. 0% 1/15/23 (a)	1,400,000	1,836,979
Okta, Inc. 0.25% 2/15/23 (a)	1,620,000	2,276,100
Pandora Media, Inc.:
1.75% 12/1/20	1,305,000	1,291,950
1.75% 12/1/23	4,435,000	5,148,370
Quotient Technology, Inc. 1.75% 12/1/22 (a)	1,130,000	1,232,819
Twilio, Inc. 0.25% 6/1/23 (a)	1,000,000	1,290,110
Twitter, Inc.:
0.25% 6/15/24 (a)	10,172,000	9,687,375
1% 9/15/21	2,743,000	2,572,032
Wix.com Ltd. 0% 7/1/23 (a)	1,400,000	1,427,125
Yahoo!, Inc. 0% 12/1/18	5,140,000	6,674,254
		49,847,315
IT Services - 0.2%
Square, Inc.:
0.375% 3/1/22	1,279,000	4,929,400
0.5% 5/15/23 (a)	1,700,000	2,231,274
		7,160,674
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro Devices, Inc. 2.125% 9/1/26	1,325,000	4,233,568
Cree, Inc. 0.875% 9/1/23 (a)	500,000	513,353
Cypress Semiconductor Corp.:
2% 2/1/23 (a)	370,000	395,745
4.5% 1/15/22	1,470,000	2,059,843
Intel Corp. 3.25% 8/1/39	3,485,000	8,178,859
Microchip Technology, Inc.:
1.625% 2/15/25	2,890,000	4,778,216
1.625% 2/15/27	8,604,000	9,768,121
Micron Technology, Inc. 3% 11/15/43	4,168,000	7,483,986
NXP Semiconductors NV 1% 12/1/19	3,020,000	3,257,070
ON Semiconductor Corp. 1.625% 10/15/23	2,392,000	2,934,109
Rambus, Inc. 1.375% 2/1/23 (a)	840,000	788,332
Synaptics, Inc. 0.5% 6/15/22	850,000	832,943
		45,224,145
Software - 0.9%
Atlassian, Inc. 0.625% 5/1/23 (a)	1,300,000	1,627,933
Citrix Systems, Inc. 0.5% 4/15/19	3,740,000	5,892,744
Everbridge, Inc. 1.5% 11/1/22	880,000	1,600,145
FireEye, Inc.:
0.875% 6/1/24 (a)	2,200,000	2,150,113
1.625% 6/1/35	2,910,000	2,652,497
Guidewire Software, Inc. 1.25% 3/15/25	1,300,000	1,400,629
HubSpot, Inc. 0.25% 6/1/22 (a)	700,000	1,104,158
Nice Systems, Inc. 1.25% 1/15/24	1,980,000	2,852,438
Nuance Communications, Inc.:
1% 12/15/35	2,590,000	2,393,372
1.25% 4/1/25	4,821,000	4,802,449
RealPage, Inc. 1.5% 11/15/22	275,000	428,890
Red Hat, Inc. 0.25% 10/1/19	1,420,000	2,844,534
RingCentral, Inc. 0% 3/15/23 (a)	1,500,000	1,883,033
ServiceNow, Inc. 0% 6/1/22	2,200,000	3,287,799
Workday, Inc.:
0.25% 10/1/22 (a)	3,000,000	3,576,987
1.5% 7/15/20	680,000	1,292,340
Zendesk, Inc. 0.25% 3/15/23 (a)	600,000	741,385
		40,531,446
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. 0.125% 4/15/23 (a)	1,750,000	2,077,425
TOTAL INFORMATION TECHNOLOGY		156,599,019
MATERIALS - 0.1%
Metals & Mining - 0.1%
Allegheny Technologies, Inc. 4.75% 7/1/22	900,000	1,807,241
Cleveland-Cliffs, Inc. 1.5% 1/15/25	703,000	959,736
Endeavour Mining Corp. 3% 2/15/23 (a)	1,760,000	1,643,488
SSR Mining, Inc. 2.875% 2/1/33	1,150,000	1,129,875
		5,540,340
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Extra Space Storage LP 3.125% 10/1/35 (a)	7,860,000	8,630,178
Redfin Corp. 1.75% 7/15/23	900,000	833,639
		9,463,817
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
NextEra Energy Partners LP 1.5% 9/15/20 (a)	3,330,000	3,403,626
NRG Energy, Inc. 2.75% 6/1/48 (a)	3,650,000	3,741,816
NRG Yield, Inc.:
3.25% 6/1/20 (a)	4,390,000	4,384,504
3.5% 2/1/19 (a)	8,490,000	8,479,388
		20,009,334

TOTAL CONVERTIBLE BONDS		347,766,646

Nonconvertible Bonds - 3.2%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 8.25% 5/1/25 (a)	2,410,000	2,599,788
Internet & Direct Marketing Retail - 0.0%
Netflix, Inc. 5.875% 11/15/28 (a)	1,000,000	1,002,310
Media - 0.1%
Altice SA 7.625% 2/15/25 (a)	1,000,000	924,290
E.W. Scripps Co. 5.125% 5/15/25 (a)	135,000	128,925
Viacom, Inc. 6.25% 2/28/57 (b)	4,845,000	4,795,178
		5,848,393
TOTAL CONSUMER DISCRETIONARY		9,450,491
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	2,000,000	1,935,000
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Ensco PLC 7.75% 2/1/26	940,000	897,700
Oil, Gas & Consumable Fuels - 0.2%
California Resources Corp. 8% 12/15/22 (a)	1,300,000	1,165,125
CNX Midstream Partners LP 6.5% 3/15/26 (a)	425,000	421,813
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (a)(b)(c)	1,000,000	1,000,306
6.5% 5/15/26 (a)	1,000,000	1,007,500
6.875% 6/15/25 (a)	2,000,000	2,063,500
Southwestern Energy Co. 4.1% 3/15/22	4,990,000	4,865,250
		10,523,494
TOTAL ENERGY		11,421,194
FINANCIALS - 2.2%
Banks - 1.2%
Chase Capital Trust VI 3 month U.S. LIBOR + 0.625% 2.9681% 8/1/28 (b)(c)	4,500,000	4,173,750
Corestates Capital II 3 month U.S. LIBOR + 0.650% 2.9892% 1/15/27 (a)(b)(c)	6,110,000	5,682,300
Corestates Capital III 3 month U.S. LIBOR + 0.570% 2.8838% 2/15/27 (a)(b)(c)	13,304,000	12,505,760
NTC Capital II LIBOR (US)(3 MO) RATE + 0.590% 2.9292% 4/15/27 (b)(c)	9,080,000	8,521,707
PNC Capital Trust C 3 month U.S. LIBOR + 0.570% 2.8703% 6/1/28 (b)(c)	4,620,000	4,378,319
SunTrust Capital III 3 month U.S. LIBOR + 0.650% 2.9906% 3/15/28 (b)(c)	3,640,000	3,359,720
Wachovia Capital Trust II 3 month U.S. LIBOR + 0.500% 2.8392% 1/15/27 (b)(c)	18,378,000	17,229,375
		55,850,931
Capital Markets - 0.6%
Charles Schwab Corp. 7% (b)(d)	1,000,000	1,097,500
Chase Capital II 3 month U.S. LIBOR + 0.500% 2.8431% 2/1/27 (b)(c)	4,650,000	4,347,750
Chase Capital III 3 month U.S. LIBOR + 0.550% 2.8503% 3/1/27 (b)(c)	4,500,000	4,207,500
JPMorgan Chase Capital XXIII 3 month U.S. LIBOR + 1.000% 3.3138% 5/15/47 (b)(c)	14,500,000	12,651,250
State Street Capital Trust I 3 month U.S. LIBOR + 0.560% 2.8738% 5/15/28 (b)(c)	4,574,000	4,253,820
State Street Capital Trust IV 3 month U.S. LIBOR + 1.000% 3.3406% 6/1/77 (b)(c)	5,598,000	5,024,205
		31,582,025
Diversified Financial Services - 0.4%
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.57% 12/21/65 (a)(b)(c)	16,050,000	14,633,588
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.82% 12/21/65 (a)(b)(c)	4,000,000	3,640,000
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,250,000	1,371,875
		19,645,463
TOTAL FINANCIALS		107,078,419
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	2,000,000	1,962,500
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	7,270,000	7,197,300
9.25% 4/1/26 (a)	500,000	530,390
		7,727,690
TOTAL HEALTH CARE		9,690,190
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Bombardier, Inc. 7.5% 12/1/24 (a)	500,000	526,250
MATERIALS - 0.2%
Chemicals - 0.1%
TPC Group, Inc. 8.75% 12/15/20 (a)	2,500,000	2,500,000
Containers & Packaging - 0.1%
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	2,600,000	2,496,000
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	175,000	160,563
Crown Cork & Seal, Inc. 7.375% 12/15/26	1,000,000	1,090,000
		3,746,563
Metals & Mining - 0.0%
ArcelorMittal SA 7% 10/15/39 (b)	1,273,000	1,484,400
TOTAL MATERIALS		7,730,963
UTILITIES - 0.2%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 2.068% 4.4049% 10/1/66 (b)(c)	4,950,000	4,776,750
PPL Capital Funding, Inc. 3 month U.S. LIBOR + 2.665% 4.9994% 3/30/67 (b)(c)	450,000	444,758
		5,221,508
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.4263% 5/15/67 (b)(c)	3,000,000	2,919,420
TOTAL UTILITIES		8,140,928

TOTAL NONCONVERTIBLE BONDS		155,973,435

TOTAL CORPORATE BONDS
(Cost $469,088,674)		503,740,081
	Shares	Value

Common Stocks - 66.8%
CONSUMER DISCRETIONARY - 3.3%
Hotels, Restaurants & Leisure - 2.4%
Bluegreen Vacations Corp.	444,019	8,294,275
Carnival Corp.	197,600	12,150,424
Cedar Fair LP (depositary unit)	165,000	8,768,100
Dunkin' Brands Group, Inc.	120,300	8,768,667
Hilton Grand Vacations, Inc. (e)	106,000	3,461,960
McDonald's Corp.	337,700	54,785,071
Wyndham Destinations, Inc.	174,000	7,690,800
Wyndham Hotels & Resorts, Inc.	174,000	9,874,500
		113,793,797
Media - 0.3%
Comcast Corp. Class A	254,900	9,428,751
Interpublic Group of Companies, Inc.	266,300	6,218,105
		15,646,856
Specialty Retail - 0.6%
Home Depot, Inc.	84,300	16,924,911
Lowe's Companies, Inc.	128,700	13,996,125
		30,921,036

TOTAL CONSUMER DISCRETIONARY		160,361,689

CONSUMER STAPLES - 9.7%
Beverages - 1.8%
Keurig Dr. Pepper, Inc.	181,500	4,138,200
PepsiCo, Inc.	743,200	83,245,832
		87,384,032
Food & Staples Retailing - 1.8%
Walmart, Inc.	907,500	86,992,950
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	26,100	3,259,368
The J.M. Smucker Co.	79,300	8,198,034
The Kraft Heinz Co.	173,000	10,080,710
		21,538,112
Household Products - 2.0%
Procter & Gamble Co.	1,172,258	97,238,801
Personal Products - 0.9%
Unilever NV (NY Reg.)	735,100	42,253,548
Tobacco - 2.7%
Altria Group, Inc.	911,300	53,329,276
British American Tobacco PLC sponsored ADR	851,609	41,200,843
Philip Morris International, Inc.	434,300	33,827,627
		128,357,746

TOTAL CONSUMER STAPLES		463,765,189

ENERGY - 8.1%
Energy Equipment & Services - 0.0%
Hess Midstream Partners LP	79,900	1,808,936
Oil, Gas & Consumable Fuels - 8.1%
Black Stone Minerals LP	180,700	3,346,564
Cheniere Energy, Inc. (e)	121,100	8,105,223
Chevron Corp.	235,900	27,944,714
Cnx Midstream Partners LP	49,100	962,360
ConocoPhillips Co.	515,800	37,875,194
CVR Refining, LP	64,511	1,380,535
Delek Logistics Partners LP	57,500	1,837,125
Dominion Midstream Partners LP	120,806	1,981,218
Energy Transfer Equity LP	111,300	1,947,750
Energy Transfer Partners LP	1,202,000	27,105,100
Enterprise Products Partners LP	993,500	28,414,100
EQT Midstream Partners LP	81,233	4,643,278
EQT Midstream Partners LP	360,800	7,576,800
Exxon Mobil Corp.	453,700	36,373,129
Golar LNG Partners LP	168,300	2,275,416
Magellan Midstream Partners LP	176,600	12,052,950
MPLX LP	473,100	16,780,857
NGL Energy Partners LP	209,200	2,384,880
Noble Midstream Partners LP	87,100	3,814,980
Phillips 66 Co.	310,700	36,821,057
Phillips 66 Partners LP	126,700	6,519,982
Plains All American Pipeline LP	329,700	8,611,764
Scorpio Tankers, Inc.	201,393	386,675
Suncor Energy, Inc.	381,600	15,708,469
Sunoco Logistics Partners, LP	136,900	3,708,621
Tallgrass Energy GP LP	115,300	2,835,227
Targa Resources Corp.	93,900	5,171,073
TC Pipelines LP	109,600	3,660,640
The Williams Companies, Inc.	554,212	16,399,133
Valero Energy Corp.	271,600	32,016,208
Valero Energy Partners LP	133,900	4,792,281
Viper Energy Partners LP	228,600	8,894,826
Western Gas Equity Partners LP	48,900	1,655,754
Western Gas Partners LP	261,500	12,774,275
		386,758,158

TOTAL ENERGY		388,567,094

FINANCIALS - 4.0%
Banks - 1.7%
Bank of America Corp.	430,100	13,302,993
JPMorgan Chase & Co.	139,600	15,995,368
Lakeland Financial Corp.	57,900	2,852,733
Regions Financial Corp.	454,600	8,846,516
SunTrust Banks, Inc.	221,400	16,286,184
U.S. Bancorp	133,600	7,229,096
Wells Fargo & Co.	299,800	17,532,304
		82,045,194
Capital Markets - 1.1%
BlackRock, Inc. Class A	82,600	39,570,356
The Blackstone Group LP	400,100	14,767,691
TPG Specialty Lending, Inc.	1	20
		54,338,067
Diversified Financial Services - 0.0%
Kimbell Royalty Partners LP	58,900	1,334,674
Insurance - 1.2%
Chubb Ltd.	149,500	20,218,380
First American Financial Corp.	118,700	6,749,282
MetLife, Inc.	56,700	2,601,963
The Travelers Companies, Inc.	199,700	26,280,520
		55,850,145

TOTAL FINANCIALS		193,568,080

HEALTH CARE - 9.2%
Biotechnology - 2.3%
Amgen, Inc.	557,900	111,473,999
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co.	62,500	16,366,875
Health Care Providers & Services - 1.2%
CVS Health Corp.	551,100	41,464,764
UnitedHealth Group, Inc.	64,900	17,423,054
		58,887,818
Pharmaceuticals - 5.3%
AstraZeneca PLC sponsored ADR	335,000	12,843,900
Bristol-Myers Squibb Co.	764,100	46,266,255
GlaxoSmithKline PLC	605,600	12,265,148
Johnson & Johnson	1,099,844	148,137,984
Roche Holding AG (participation certificate)	57,090	14,155,675
Sanofi SA sponsored ADR	435,200	18,648,320
		252,317,282

TOTAL HEALTH CARE		439,045,974

INDUSTRIALS - 3.2%
Aerospace & Defense - 0.8%
General Dynamics Corp.	34,500	6,672,300
United Technologies Corp.	230,500	30,356,850
		37,029,150
Electrical Equipment - 0.5%
Eaton Corp. PLC	304,600	25,324,444
Industrial Conglomerates - 1.3%
3M Co.	298,200	62,896,344
General Electric Co.	174,900	2,263,206
		65,159,550
Machinery - 0.1%
Pentair PLC	67,200	2,921,856
Road & Rail - 0.5%
Norfolk Southern Corp.	135,400	23,537,936

TOTAL INDUSTRIALS		153,972,936

INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 2.5%
Cisco Systems, Inc.	2,477,600	118,354,952
IT Services - 0.7%
Amdocs Ltd.	109,500	7,148,160
Paychex, Inc.	397,700	29,131,525
		36,279,685
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	1,644,400	79,638,292
Software - 1.0%
Micro Focus International PLC	400,000	6,790,747
Microsoft Corp.	367,100	41,236,343
Salesforce.com, Inc. (e)	13,918	2,125,000
		50,152,090
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	139,600	31,777,148

TOTAL INFORMATION TECHNOLOGY		316,202,167

MATERIALS - 3.3%
Chemicals - 3.0%
DowDuPont, Inc.	1,415,317	99,256,181
LyondellBasell Industries NV Class A	410,900	46,341,302
		145,597,483
Construction Materials - 0.0%
nVent Electric PLC	67,200	1,887,648
Containers & Packaging - 0.3%
Packaging Corp. of America	58,000	6,375,360
WestRock Co.	115,471	6,360,143
		12,735,503

TOTAL MATERIALS		160,220,634

REAL ESTATE - 15.2%
Equity Real Estate Investment Trusts (REITs) - 15.0%
Acadia Realty Trust (SBI)	370,700	10,572,364
Agree Realty Corp.	109,400	6,243,458
American Homes 4 Rent Class A	179,000	4,152,800
American Tower Corp.	116,700	17,402,304
Americold Realty Trust	195,200	4,860,480
AvalonBay Communities, Inc.	189,940	34,814,103
Boston Properties, Inc.	261,796	34,151,288
Braemar Hotels & Resorts, Inc.	150,655	1,740,065
CareTrust (REIT), Inc.	363,600	6,708,420
Cedar Realty Trust, Inc.	659,519	2,948,050
Clipper Realty, Inc.	271,094	3,307,347
CoreSite Realty Corp.	58,000	6,755,260
Corporate Office Properties Trust (SBI)	360,700	11,102,346
Corrections Corp. of America	221,500	5,734,635
DDR Corp.	316,500	4,427,835
DiamondRock Hospitality Co.	784,900	9,387,404
Douglas Emmett, Inc.	373,666	14,595,394
Duke Realty Corp.	737,100	20,999,979
Equinix, Inc.	113,600	49,544,368
Equity Lifestyle Properties, Inc.	172,337	16,696,009
Equity Residential (SBI)	401,015	27,168,766
Essex Property Trust, Inc.	92,792	22,852,814
Extra Space Storage, Inc.	30,400	2,803,184
Four Corners Property Trust, Inc.	262,100	7,060,974
Gaming & Leisure Properties	184,900	6,617,571
Healthcare Realty Trust, Inc.	508,400	15,740,064
Highwoods Properties, Inc. (SBI)	272,700	13,564,098
Host Hotels & Resorts, Inc.	694,197	14,946,061
Invitation Homes, Inc.	141,000	3,295,170
National Retail Properties, Inc.	361,300	16,652,317
Outfront Media, Inc.	483,000	9,597,210
Prologis, Inc.	590,940	39,699,349
Public Storage	206,299	43,855,041
Retail Properties America, Inc.	213,600	2,719,128
Rexford Industrial Realty, Inc.	241,847	7,860,028
Sabra Health Care REIT, Inc.	349,174	8,233,523
Simon Property Group, Inc.	242,215	44,332,611
SL Green Realty Corp.	204,600	21,360,240
Spirit Realty Capital, Inc.	1,127,500	9,437,175
Sunstone Hotel Investors, Inc.	810,500	13,600,190
Taubman Centers, Inc.	126,900	8,199,009
Terreno Realty Corp.	159,353	6,120,749
The Macerich Co.	90,000	5,286,600
UDR, Inc.	196,600	7,858,102
Urban Edge Properties	697,657	15,948,439
Ventas, Inc.	496,839	29,745,751
VEREIT, Inc.	1,358,200	10,621,124
Washington REIT (SBI)	445,400	14,056,824
Weingarten Realty Investors (SBI)	85,800	2,653,794
Welltower, Inc.	269,996	18,011,433
		716,041,248
Real Estate Management & Development - 0.2%
Howard Hughes Corp. (e)	52,100	6,792,277
VICI Properties, Inc.	181,900	3,803,529
		10,595,806

TOTAL REAL ESTATE		726,637,054

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	1,498,400	81,468,008
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (e)	40,549	2,677,856

TOTAL TELECOMMUNICATION SERVICES		84,145,864

UTILITIES - 2.4%
Electric Utilities - 2.4%
Exelon Corp.	760,900	33,258,939
PPL Corp.	903,200	26,861,168
Southern Co.	318,500	13,943,930
Vistra Energy Corp. (e)	69,304	1,631,416
Xcel Energy, Inc.	772,100	37,099,405
		112,794,858
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	36,400	1,765,400

TOTAL UTILITIES		114,560,258

TOTAL COMMON STOCKS
(Cost $2,607,397,010)		3,201,046,939

Preferred Stocks - 6.4%
Convertible Preferred Stocks - 2.4%
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Bunge Ltd. 4.875%	96,500	10,179,341
Post Holdings, Inc. Series C, 2.50%	20,200	3,590,617
		13,769,958
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Nabors Industries, Inc. Series A, 6.00%	23,000	998,402
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. Series A, 5.75% (a)	1,800	1,066,741
Hess Corp. Series A, 8.00%	31,400	2,348,406
		3,415,147
TOTAL ENERGY		4,413,549
FINANCIALS - 0.7%
Banks - 0.7%
Bank of America Corp. Series L, 7.25%	12,213	15,986,084
Wells Fargo & Co. 7.50%	15,491	20,091,602
		36,077,686
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%	135,600	8,896,784
INDUSTRIALS - 0.2%
Electrical Equipment - 0.1%
Fortive Corp. Series A, 5.00%	6,490	6,976,085
Machinery - 0.1%
Rexnord Corp. Series A, 5.75%	15,300	937,560
Stanley Black & Decker, Inc. 5.375%	12,400	1,343,416
		2,280,976
TOTAL INDUSTRIALS		9,257,061
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Crown Castle International Corp. Series A, 6.875%	3,800	4,186,840
UTILITIES - 0.8%
Electric Utilities - 0.4%
NextEra Energy, Inc. 6.123%	114,300	6,566,889
Vistra Energy Corp. 7.00%	119,840	11,274,739
		17,841,628
Gas Utilities - 0.0%
South Jersey Industries, Inc. 7.25%	26,000	1,405,560
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS	164,675	7,188,064
Dominion Resources, Inc. Series A, 6.75%	81,600	3,836,832
Sempra Energy Series A, 6.00%	95,600	9,796,954
		20,821,850
TOTAL UTILITIES		40,069,038

TOTAL CONVERTIBLE PREFERRED STOCKS		116,670,916

Nonconvertible Preferred Stocks - 4.0%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
NuStar Logistics LP 7.625%	5,618	145,394
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer Partners LP Series C, 7.375%	63,100	1,614,729
NuStar Energy LP:
Series A, 8.50%	10,300	247,542
Series B	80,415	1,872,061
Teekay Offshore Partners LP Series E, 8.875%	30,000	741,000
		4,475,332
TOTAL ENERGY		4,620,726
FINANCIALS - 2.5%
Banks - 2.3%
Bank of America Corp.:
Series GG, 6.00%	327,000	8,587,020
Series HH 5.875% (e)	12,000	308,760
BB&T Corp.:
5.625%	183,125	4,781,394
5.85%	332,339	8,590,963
Series E, 5.625%	71,187	1,801,031
Series F, 5.20%	208,892	5,253,634
Series G, 5.20%	142,185	3,574,531
BOK Financial Corp. 5.375%	9,140	229,323
Citigroup Capital XIII 7.875%	621,757	16,911,790
Citigroup, Inc. Series K, 6.875%	8,900	246,708
Cullen/Frost Bankers, Inc. 0.00%	12,951	324,682
First Republic Bank:
Series E, 7.00%	6,059	155,635
Series F, 5.70%	4,249	108,519
Series I, 5.50%	4,000	100,360
First Tennessee Bank NA adj. rate (a)	12,500	9,688,800
JPMorgan Chase & Co.:
0.00%	8,000	208,080
Series AA 6.10%	21,700	575,701
Series BB 6.15%	30,000	791,700
Series Y, 6.125%	88,040	2,319,854
PNC Financial Services Group, Inc.:
Series P, 6.125%	78,086	2,160,640
Series Q, 5.375%	40,809	1,025,122
Regions Financial Corp. Series B, 6.375%	5,900	160,303
Synovus Financial Corp. Series D, 3.00% (e)	3,000	78,750
U.S. Bancorp:
Series A, 3.50%	15,865	14,817,910
Series B, 3.50%	71,456	1,666,354
Series F, 6.50%	86,900	2,431,462
Series H, 5.15%	2,000	50,920
Series K 5.50% (e)	24,000	613,440
Wells Fargo & Co.:
5.20%	2,000	49,440
5.70%	6,200	157,542
5.85%	23,900	615,903
6.00%	3,000	76,841
6.00%	5,000	129,350
6.625%	14,500	399,620
8.00%	267,362	6,681,376
Series P, 5.25%	175,000	4,366,408
Series X, 5.50%	420,742	10,552,209
Series Y, 5.625%	10,200	258,264
		110,850,339
Capital Markets - 0.1%
Bank of New York Mellon Corp. 5.20%	15,532	396,843
Charles Schwab Corp. 5.95%	3,000	77,850
Goldman Sachs Group, Inc.:
6.30%	8,700	232,725
Series J, 5.50%	12,462	325,677
Legg Mason, Inc. 5.45%	26,175	647,831
Morgan Stanley:
6.875%	2,700	75,708
Series K, 5.85%	3,000	78,030
Oaktree Capital Group LLC:
6.55% (e)	6,000	150,120
Series A, 6.625%	17,500	443,450
State Street Corp.:
6.00%	3,100	80,817
Series C, 5.25%	39,683	996,043
Series D, 5.90%	2,500	67,550
Series G, 5.35%	9,100	238,147
		3,810,791
Insurance - 0.1%
Allstate Corp.	25,174	653,265
Allstate Corp.:
6.625%	3,000	77,550
Series A, 5.625%	24,094	612,229
Series C, 6.75%	12,146	308,387
Series D, 6.625%	4,245	109,567
Series G, 5.625%	5,100	133,467
MetLife, Inc. 5.625%	32,000	813,120
Prudential Financial, Inc.:
5.625%	4,000	100,360
5.70%	11,200	281,008
5.75%	10,500	264,338
Validus Holdings Ltd.	7,500	189,450
		3,542,741
TOTAL FINANCIALS		118,203,871
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%	123,400	1,309,648
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Boston Properties, Inc. 5.25%	62,053	1,551,325
Digital Realty Trust, Inc. Series G, 5.875%	5,000	125,800
Kimco Realty Corp.:
5.125%	2,000	46,150
6.00%	8	202
Series J, 5.50%	2,000	48,996
Series K, 5.625%	2,000	49,580
Series M, 5.25%	4,000	93,780
National Retail Properties, Inc.:
Series E, 5.70%	20,900	522,918
Series F, 5.20%	8,500	202,640
Public Storage:
Series C, 5.125%	59,299	1,485,440
Series D, 4.95%	12,700	314,071
Series E, 4.90%	378,535	9,258,966
Series F, 5.15%	5,298	133,033
Series G, 5.05%	42,937	1,073,854
Series V, 5.375%	229,533	5,811,776
Series W, 5.20%	191,727	4,770,168
Series X, 5.20%	19,400	483,642
Taubman Centers, Inc.:
Series J, 6.50%	25,000	632,500
Series K, 6.25%	25,000	629,670
Vornado Realty Trust:
5.70%	17,700	453,474
Series L, 5.40%	13,800	340,722
Series M, 5.25%	32,700	768,941
		28,797,648
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	126,562	3,179,237
TOTAL REAL ESTATE		31,976,885
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc. 5.35%	152,800	3,829,168
Verizon Communications, Inc. 5.90%	12,338	316,593
		4,145,761
UTILITIES - 0.6%
Electric Utilities - 0.4%
Duke Energy Corp. 5.125%	3,000	75,960
Entergy Louisiana LLC:
4.70%	3,200	75,552
4.875%	3,100	76,105
5.25%	5,819	146,220
Entergy Mississippi, Inc. 4.90%	3,200	79,680
Entergy New Orleans, Inc. 5.50%	11,984	317,336
Entergy, Inc.	461	12,157
Entergy, Inc.:
0.00%	3,100	75,516
0.00%	3,200	76,104
4.875%	3,200	78,624
Georgia Power Co. 5.00%	8,000	195,200
Interstate Power and Light Co. Series D, 5.10%	2,000	50,120
NextEra Energy Capital Holdings, Inc.:
Series I, 5.125%	184,307	4,611,361
Series K, 5.25%	9,300	231,569
PPL Capital Funding, Inc. Series B	9,146	232,217
SCE Trust II 5.10%	38,100	927,735
Southern Co.:
5.25%	109,600	2,698,352
5.25%	221,487	5,424,217
6.25%	168,053	4,382,822
		19,766,847
Multi-Utilities - 0.2%
CMS Energy Corp. 5.625%	96,258	2,406,450
Dominion Resources, Inc. Series A, 5.25%	93,984	2,300,728
DTE Energy Co.:
5.25%	22,159	545,111
6.00%	700	18,172
Series B, 5.375%	63,624	1,557,516
Series E, 5.25%	94,900	2,336,438
Integrys Energy Group, Inc. 0.00%	3,000	77,400
SCE Trust VI	15,400	359,667
		9,601,482
TOTAL UTILITIES		29,368,329

TOTAL NONCONVERTIBLE PREFERRED STOCKS		189,625,220

TOTAL PREFERRED STOCKS
(Cost $285,779,061)		306,296,136
	Principal Amount	Value

Bank Loan Obligations - 1.0%
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 4/26/24(b)(c)	1,500,000	1,501,635
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 5/14/22 (b)(c)	2,069,333	2,071,920
		3,573,555
Hotels, Restaurants & Leisure - 0.2%
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 3/11/25 (b)(c)	668,325	669,160
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 2/1/24 (b)(c)	9,641,087	9,563,958
		10,233,118
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0759% 9/25/24 (b)(c)	4,318,345	4,361,528
Media - 0.1%
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 4/30/25 (b)(c)	1,383,050	1,383,050
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 2/28/25 (b)(c)	2,693,250	2,683,824
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5635% 1/25/26 (b)(c)	269,325	269,392
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.31% 8/19/23 (b)(c)	497,494	484,061
		4,820,327

TOTAL CONSUMER DISCRETIONARY		22,988,528

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.3264% 5/31/24 (b)(c)	1,000,000	976,250
Food Products - 0.1%
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8346% 10/30/22 (b)(c)	1,989,924	1,987,994

TOTAL CONSUMER STAPLES		2,964,244

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8159% 12/31/22 (b)(c)	3,500,000	3,548,125
FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3127% 3/1/25 (b)(c)	176,186	175,911
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 12/1/24 (b)(c)	2,733,133	2,724,933
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0814% 6/1/25 (b)(c)	148,125	148,593

TOTAL HEALTH CARE		2,873,526

INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 2/27/25 (b)(c)	14,647,283	14,555,737
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.5728% 9/29/24 (b)(c)	1,738,865	1,752,776
Software - 0.0%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 6/13/24 (b)(c)	471,702	469,217

TOTAL INFORMATION TECHNOLOGY		2,221,993

TOTAL BANK LOAN OBLIGATIONS
(Cost $49,365,854)		49,328,064

Preferred Securities - 7.6%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (b)(d)	1,900,000	1,929,863
Energy Transfer Partners LP 6.25% (b)(d)	2,000,000	1,940,774
EnLink Midstream Partners LP 6% (b)(d)	50,000	46,597
Summit Midstream Partners LP 9.5% (b)(d)	1,000,000	1,020,246
		4,937,480
FINANCIALS - 6.5%
Banks - 6.1%
Bank of America Corp.:
5.2% (b)(d)	6,000,000	6,015,189
5.875% (b)(d)	20,000,000	20,542,799
6.1% (b)(d)	7,595,000	8,210,938
6.25% (b)(d)	5,000,000	5,427,853
6.5% (b)(d)	4,000,000	4,408,060
Barclays PLC:
7.75% (b)(d)	1,000,000	1,012,612
8.25% (b)(d)	8,250,000	8,492,570
CIT Group, Inc. 5.8%(b)(d)	150,000	151,104
Citigroup, Inc.:
5.9% (b)(d)	5,000,000	5,151,128
5.95% (b)(d)	2,000,000	2,072,147
5.95% (b)(d)	7,000,000	7,259,865
6.25% (b)(d)	7,000,000	7,361,461
Citizens Financial Group, Inc. 6% (b)(d)	300,000	310,515
Huntington Bancshares, Inc. 5.7% (b)(c)(d)	500,000	502,467
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.470% 5.8089% (b)(c)(d)	36,085,000	36,529,741
4.625% (b)(d)	500,000	481,800
5% (b)(d)	20,000,000	20,334,478
5.15% (b)(d)	11,750,000	11,922,882
5.3% (b)(d)	20,035,000	20,815,657
6% (b)(d)	5,700,000	5,969,749
6.1% (b)(d)	10,400,000	11,094,200
6.125% (b)(d)	700,000	742,526
6.75% (b)(d)	16,500,000	18,255,371
M&T Bank Corp. 6.45% (b)(d)	500,000	536,490
Mellon Capital IV 3 month U.S. LIBOR + 0.565% 4% (b)(c)(d)	6,417,000	5,731,094
PNC Financial Services Group, Inc.:
4.85% (b)(d)	490,000	496,464
5% (b)(d)	230,000	233,844
6.75% (b)(d)	2,000,000	2,185,872
Royal Bank of Scotland Group PLC 8.625% (b)(d)	3,000,000	3,255,497
SunTrust Banks, Inc. 5.125% (b)(d)	4,500,000	4,282,862
SunTrust Preferred Capital I 3 month U.S. LIBOR + 0.645% 4% (b)(c)(d)	5,366,000	4,661,265
U.S. Bancorp:
5.125% 12/31/99 (b)	1,550,000	1,604,924
5.3% (b)(d)	1,250,000	1,278,786
USB Realty Corp. 3 month U.S. LIBOR + 1.147% 3.4862% (a)(b)(c)(d)	7,000,000	6,332,538
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (b)(c)(d)	5,091,000	5,133,346
Wells Fargo & Co.:
5.875% (b)(d)	17,750,000	18,926,301
5.9% (b)(d)	14,250,000	14,628,676
6.1106% (b)(c)(d)	18,565,000	19,318,519
		291,671,590
Capital Markets - 0.3%
Bank of New York Mellon Corp.:
4.625% (b)(d)	2,000,000	1,966,474
4.95% (b)(d)	2,250,000	2,319,914
Charles Schwab Corp.:
4.625% (b)(d)	250,000	254,856
5% (b)(d)	200,000	196,514
E*TRADE Financial Corp. 5.3% (b)(d)	1,500,000	1,550,315
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.768% 4% (b)(c)(d)	4,694,000	3,993,760
Northern Trust Corp. 4.6% (b)(d)	1,785,000	1,783,625
State Street Corp. 5.25% (b)(d)	1,750,000	1,846,692
		13,912,150
Consumer Finance - 0.0%
American Express Co. 4.9% (b)(d)	200,000	205,527
Discover Financial Services 5.5% (b)(d)	150,000	150,920
		356,447
Insurance - 0.1%
MetLife, Inc.:
5.25% (b)(d)	7,000,000	7,218,320
5.875% (b)(d)	200,000	212,200
		7,430,520

TOTAL FINANCIALS		313,370,707

INDUSTRIALS - 0.9%
Industrial Conglomerates - 0.9%
General Electric Co. 5% (b)(d)	40,651,000	40,448,994
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 6.125% (b)(d)	1,000,000	1,019,184
NiSource, Inc. 5.65% (a)(b)(d)	1,500,000	1,537,744
		2,556,928
TOTAL PREFERRED SECURITIES
(Cost $354,153,866)		361,314,109
	Shares	Value

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 1.97% (f)
(Cost $326,788,154)	326,726,927	326,792,272
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $4,092,572,619)		4,748,517,601
NET OTHER ASSETS (LIABILITIES) - 0.9%		42,890,092
NET ASSETS - 100%		$4,791,407,693

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $205,729,646 or 4.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,253,176
Fidelity Securities Lending Cash Central Fund	8,926
Total	$3,262,102

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$160,361,689	$160,361,689	$--	$--
Consumer Staples	477,535,147	463,765,189	13,769,958	--
Energy	397,601,369	393,187,820	4,413,549	--
Financials	347,849,637	302,083,151	45,766,486	--
Health Care	447,942,758	412,625,151	35,317,607	--
Industrials	164,539,645	155,282,584	9,257,061	--
Information Technology	316,202,167	309,411,420	6,790,747	--
Materials	160,220,634	160,220,634	--	--
Real Estate	762,800,779	758,613,939	4,186,840	--
Telecommunication Services	88,291,625	88,291,625	--	--
Utilities	183,997,625	143,851,187	40,146,438	--
Corporate Bonds	503,740,081	--	503,740,081	--
Bank Loan Obligations	49,328,064	--	49,328,064	--
Preferred Securities	361,314,109	--	361,314,109	--
Money Market Funds	326,792,272	326,792,272	--	--
Total Investments in Securities:	$4,748,517,601	$3,674,486,661	$1,074,030,940	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 29, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 29, 2018